SHARE-BASED PAYMENT (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Consultants share-based payment expense			¥ 483	¥ 3,074